Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales	$ 422,261	$ 464,489	$ 688,078	$ 774,794	$ 1,168,461	$ 667,276
Cost of goods sold	261,990	391,246	442,704	652,676	869,074	468,120
Gross margin	160,271	73,243	245,374	122,118	299,387	199,156
Operating expenses
Compensation and benefits	435,221	696,564	915,556	2,404,115	3,510,129	2,272,551
Depreciation expense	4,971	6,724	10,871	12,601	26,377	21,747
General and administrative expenses	240,013	289,440	471,570	511,064	999,015	733,516
Professional and outside services	242,663	398,119	448,131	669,532	2,209,840	333,520
Selling and marketing expenses	325,201	238,730	544,656	444,843	906,367	266,569
Total operating expenses	1,248,069	1,629,577	2,390,784	4,042,155	7,651,728	3,627,903
Loss from operations	(1,087,798)	1,556,334	(2,145,410)	(3,920,037)	(7,352,341)	(3,428,747)
Other expense
Interest expense	(25,326)	(57,704)	(34,391)	(114,624)	(116,081)	(489,974)
Total other expense	(25,326)	(57,704)	(34,391)	(114,624)	(116,081)	(489,974)
Loss before income taxes	(1,113,124)	(1,614,038)	(2,179,801)	(4,034,661)	(7,468,422)	(3,918,721)
Income taxes	0	0	0	0	0	0
Net loss	$ (1,113,124)	$ (1,614,038)	$ (2,179,801)	$ (4,034,661)	$ (7,468,422)	$ (3,918,721)
Loss per share:
Basic and diluted	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.20)	$ (0.28)	$ (0.26)
Weighted average number of common shares outstanding
Basic and diluted	36,125,582	21,802,924	35,579,650	20,445,406	26,729,555	15,366,097